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          SUPPLEMENT DATED JUNE 22, 2001 TO PROSPECTUSES DATED MAY 1, 2001
                                        FOR
 ENSEMBLE I, ENSEMBLE II, ENSEMBLE III AND ENSEMBLE EXEC VARIABLE LIFE INSURANCE
                           ISSUED BY:  JPF SEPARATE ACCOUNT A,
                    ENSEMBLE SL SURVIVORSHIP VARIABLE LIFE INSURANCE
                          ISSUED BY:  JPF SEPARATE ACCOUNT C,
                   PILOT CLASSIC AND PILOT ELITE VARIABLE ANNUITIES
                   ISSUED BY:  JPF VARIABLE ANNUITY SEPARATE ACCOUNT,
                                         AND
                            ALLEGIANCE VARIABLE ANNUITY
                  ISSUED BY:  JPF VARIABLE ANNUITY SEPARATE ACCOUNT II
                                          OF
                        JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                                          AND
                           ENSEMBLE II VARIABLE LIFE INSURANCE
                           ISSUED BY:  JPF SEPARATE ACCOUNT B
                                           OF
                    JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY

This supplement updates certain information contained in the prospectuses and, to the extent inconsistent, it supersedes it. Retain it with your prospectus(es) for future reference. You may obtain additional copies of any of the prospectuses, free of charge, by writing or calling Jefferson Pilot Financial Insurance Company ("JP Financial") or Jefferson Pilot LifeAmerica Insurance Company ("JP LifeAmerica") at the address or telephone number set forth below.

The purpose of this supplement is to notify you of a proposal to substitute shares of the Total Return Bond Portfolio of the PIMCO Variable Insurance Trust for shares of the Oppenheimer Bond Fund and the Oppenheimer Strategic Bond Fund, shares of the Growth Portfolio of the Fidelity Variable Insurance Products Fund for shares of the Oppenheimer Capital Appreciation Fund and shares of the JPVF Money Market Portfolio for shares of the JPVF Global Hard Assets Portfolio (the "Substitution"). Shares of the Oppenheimer Capital Appreciation Fund and the JPVF Global Hard Assets Portfolio are not available in all products. On June 14, 2001, JP Financial filed an application with the Securities and Exchange Commission (the "Commission") requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable insurance authorities, JP Financial, JP LifeAmerica, JPF Variable Annuity Separate Account, JPF Variable Annuity Separate Account II, JPF Separate Account A, JPF Separate Account B and JPF Separate Account C propose to effect the Substitution as soon as is practicable.

JP Financial has proposed the Substitution in order to replace existing fixed income investment options with a better performing option, to eliminate a duplicative equity investment option and to eliminate an unpopular investment option.

Owners will receive a Notice within five (5) days after the Substitution that the Substitution has taken place. For a period of thirty (30) days from the mailing of the Notice, owners may transfer all assets, as substituted, to any other available Variable Sub-account without limitation or charge and without any such transfer counting as one of the limited number of transfers permitted in a policy year free of charge. After such thirty (30) days period, any transfers will be subject to the restrictions described in the prospectuses.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
                             ONE GRANITE PLACE
                      CONCORD, NEW HAMPSHIRE 03301
            (800) 258-3648, EXT. 5394 FOR VARIABLE ANNUITIES
                     (800) 453-8588 FOR VARIABLE LIFE